EQUITY - Preferred Securities Held by Brookfield (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Beginning balance	$ 17,308	$ 18,532	$ 18,429
Ending balance	15,311	17,308	18,532
Preferred securities held by Brookfield
Beginning balance	740	740	1,490
Ending balance	$ 740	$ 740	$ 740